[LOGO]USAA(R)

                   USAA NASDAQ-100
                               INDEX Fund
                                                                       [GRAPHIC]

                   S e m i a n n u a l  R e p o r t

--------------------------------------------------------------------------------
  June 30, 2002

M E S S A G E
=============-------------------------------------------------------------------
              from the PRESIDENT

                                    [GRAPHIC]

                       IT'S IMPORTANT TO REMEMBER THAT
                   IT'S NEVER A GOOD IDEA TO LET THE EMOTIONS
[PHOTO]             OF THE MOMENT DISRUPT A SOUND, LOGICAL
                          LONG-TERM INVESTMENT PLAN.

                                    [GRAPHIC]

--------------------------------------------------------------------------------
                 Certainly, investors have been confronted by many challenges in the past months, including news of corporate accounting scandals, economic uncertainty, and volatility in the financial markets.

                 Although this has been a painful period, the financial markets are working through the excesses of the 1990s. Ethical misdeeds among corporate executives are being punished. Accounting standards are being reevaluated, as is the role of securities analysts. We believe that America's financial infrastructure will be stronger in the end.

                 That being said, it's important to remember that it's never a good idea to let the emotions of the moment disrupt a sound, logical long-term investment plan. In fact, in many cases, the best time to make sound investment buys is when pessimism is rampant throughout the markets and select opportunities become available. An indexing approach (investing across a broad spectrum of industries and company sizes) to investing has been--and will continue to be--an effective long-term strategy that requires patience through all market conditions.

                 In some ways, investors are being forced to get over a 10-year eating binge. For a long time, we engaged in unhealthy activities. Now we're trying to get back into top shape, to develop new habits, and

.. . . C O N T I N U E D
=======================---------------------------------------------------------

                 be disciplined about following them. This won't happen overnight. To learn new habits, we must be patient and maintain an optimistic outlook.

                 The bright side to the last few years is that Americans have relearned some fundamental financial truths. First, after a period of excess, market values will correct themselves and move back into balance. And second, we have to save money as well as spend it. We should all have a long-term plan with a diversification strategy, and we should stick to it. However, if we have trouble sleeping at night, we should consider reducing our risk exposure.

                 We are privileged to be trusted with your investment assets, and we are proud to serve our shareholders. Thank you for your business.

                 Sincerely,

                 /s/ Christopher W. Claus

                 Christopher W. Claus
                 President and Vice Chairman of the Board








                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Table of CONTENTS
--------------------------------------------------------------------------------


INVESTMENT OVERVIEW & MANAGER'S COMMENTARY                                   1

FINANCIAL INFORMATION

   Portfolio of Investments                                                  6

   Notes to Portfolio of Investments                                        10

   Financial Statements                                                     11

   Notes to Financial Statements                                            14

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA INVESTMENT MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

USAA with the eagle is registered in the U.S. Patent & Trademark Office.
(C)2002, USAA. All rights reserved.

I N V E S T M E N T
===================-------------------------------------------------------------
                     OVERVIEW

USAA NASDAQ-100 INDEX FUND

OBJECTIVE
--------------------------------------------------------------------------------

                 Seeks to match, before fees and expenses, the performance of the stocks composing the Nasdaq-100 Index.

TYPES OF INVESTMENTS
--------------------------------------------------------------------------------

                 At least 80% of the Fund's assets will be invested in the stocks of companies composing the Nasdaq-100 Index.

--------------------------------------------------------------------------------
                                     6/30/02                    12/31/01
--------------------------------------------------------------------------------
Net Assets                        $50.2 Million              $58.9 Million
Net Asset Value Per Share            $3.35                       $5.05

--------------------------------------------------------------------------------
                Average Annual Total Returns as of 6/30/02
--------------------------------------------------------------------------------
12/31/01 TO 6/30/02*          1 YEAR            SINCE INCEPTION ON 10/27/00
     -33.53%                 -43.10%                      -47.90%

                 * TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT
                   ANNUALIZED. THIS RETURN IS CUMULATIVE.

                 TOTAL RETURN EQUALS INCOME YIELD PLUS SHARE PRICE CHANGE AND ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NOT AN INDICATION OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, AND AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

2

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        OVERVIEW

                                     [CHART]

                        CUMULATIVE PERFORMANCE COMPARISON

                  USAA NASDAQ-100
                     INDEX FUND         NASDAQ-100 INDEX
                  ---------------       ----------------
  * 10/30/2000        10,000.00           10,000.00
    10/31/2000        10,620.00           10,558.00
    11/30/2000         8,160.00            8,063.14
    12/31/2000         7,580.00            7,532.59
      01/31/01         8,390.00            8,340.95
      02/28/01         6,160.00            6,138.94
      03/31/01         5,080.00            5,061.06
      04/30/01         5,980.00            5,967.92
      05/31/01         5,800.00            5,790.15
      06/30/01         5,890.00            5,889.74
      07/31/01         5,410.00            5,416.21
      08/31/01         4,720.00            4,727.81
      09/30/01         3,750.00            3,758.61
      10/31/01         4,380.00            4,390.43
      11/30/01         5,110.00            5,134.61
      12/31/01         5,042.24            5,073.51
      01/31/02         4,962.21            4,987.26
      02/28/02         4,351.94            4,372.83
      03/31/02         4,642.07            4,674.11
      04/30/02         4,081.82            4,108.55
      05/31/02         3,851.71            3,887.51
      06/30/02         3,351.49            3,382.52


                       DATA FROM 10/30/00* THROUGH 06/30/02.

                 The graph illustrates how a $10,000 hypothetical investment in the USAA Nasdaq-100 Index Fund closely tracks the Nasdaq-100 Index, a modified capitalization-weighted index composed of 100 of the largest nonfinancial domestic and international companies listed on the Nasdaq Stock Market based on market capitalization.

                 'NASDAQ-100(R)', 'NASDAQ-100 INDEX(R)', AND 'NASDAQ(R)', ARE TRADEMARKS OR SERVICE MARKS OF THE NASDAQ STOCK MARKET, INC. (WHICH WITH ITS AFFILIATES ARE THE "CORPORATIONS") AND HAVE BEEN LICENSED FOR OUR USE. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE USAA NASDAQ-100 INDEX FUND. THE FUND IS NOT SPONSORED, SOLD, OR PROMOTED BY THE NASDAQ STOCK MARKET, INC., AND THE NASDAQ STOCK MARKET, INC. MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE FUND. INDEX PRODUCTS INCUR FEES AND EXPENSES AND MAY NOT ALWAYS BE INVESTED IN ALL SECURITIES OF THE INDEX THE FUND ATTEMPTS TO MIRROR. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

                 NO ADJUSTMENT HAS BEEN MADE FOR TAXES PAYABLE BY SHAREHOLDERS ON THEIR REINVESTED INCOME DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS.

                 * DATE THE FUND INITIALLY INVESTED IN SECURITIES REPRESENTED BY
                   THE INDEX.

M A N A G E R ' S
=================---------------------------------------------------------------
                        COMMENTARY on the Fund

                 The USAA Nasdaq-100 Index Fund seeks to track the performance of the Nasdaq-100 Index. For the six months ended June 30, 2002, the Nasdaq-100 Index returned -33.31%, and the Fund returned -33.53%.

                 The six-month period opened amid hints of an improving economy. Fourth-quarter 2001 gross domestic product growth, originally estimated at -1.1%, was revised upward in February to 0.2% and again in March to a robust 1.7%. Also helping to boost markets, the unemployment rate declined during the first few months of the year, and durable goods orders rose. In March, consumer confidence jumped a surprising 15%.

                 By April, though, markets stumbled as investor sentiment became negative. Some encouraging economic news was reported: Factory output increased, inventory levels declined, and first-quarter GDP growth was revised to a 6.1% annual rate, its fastest pace since the fourth quarter of 1999. However, wave after wave of corporate investigations created skepticism about accounting methods and corporate leadership, which took its toll on equity markets. Global tensions and threats of terrorism further dampened markets. On June 26, markets dipped to their lowest levels since September 11, 2001.

                 Smaller-company stocks were among the hardest hit, particularly shares of growth-oriented technology companies. Within the Nasdaq-100 Index, all major industry sectors posted losses for the six-month period. Hardest hit were telecommunication services, health care, and information technology stocks; the two best performing groups were materials and industrials.






                 PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                 REFER TO PAGE 2 FOR THE NASDAQ-100 INDEX DEFINITION.

4

.. . . C O N T I N U E D
=======================---------------------------------------------------------
                        COMMENTARY on the Fund

                 In terms of individual holdings, all of the Index's 10 largest holdings delivered negative returns during the six-month period ended June 30, 2002. The technology sector's struggles were reflected in the performance of the stocks within the group. Technology giants such as QUALCOMM, Intel Corporation, and Oracle Corporation suffered the biggest declines, but Maxim Integrated Products and Amgen also experienced double-digit declines.

P O R T F O L I O
=================---------------------------------------------------------------
                  HIGHLIGHTS

------------------------------------------------
           TOP 10 EQUITY HOLDINGS
              (% of Net Assets)
------------------------------------------------
Microsoft Corp.                      12.3%

Intel Corp.                           5.2%

Cisco Systems, Inc.                   4.4%

QUALCOMM, Inc.                        3.1%

Dell Computer Corp.                   3.0%

Oracle Corp.                          2.6%

Amgen, Inc.                           2.4%

Concord EFS, Inc.                     2.1%

Maxim Integrated Products, Inc.       2.1%

Immunex Corp.                         2.0%

------------------------------------------------
              TOP 10 INDUSTRIES*
              (% of Net Assets)
------------------------------------------------
Systems Software                     17.3%

Semiconductors                       13.9%

Biotechnology                        11.0%

Application Software                  6.2%

Networking Equipment                  5.0%

Computer Hardware                     4.9%

Telecommunication Equipment           4.6%

Data Processing Services              4.5%

Semiconductor Equipment               3.8%

Specialty Stores                      2.5%

* EXCLUDES MONEY MARKET INSTRUMENTS AND REPURCHASE AGREEMENTS.



  YOU WILL FIND A COMPLETE LIST OF SECURITIES THAT THE FUND OWNS ON PAGES 6-9.

6

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2002 (UNAUDITED)

                                                                                  MARKET
   NUMBER                                                                          VALUE
OF SHARES   SECURITY                                                               (000)
----------------------------------------------------------------------------------------

              COMMON STOCKS (92.1%)

    4,977     Abgenix, Inc. *                                                    $    49
   60,147     ADC Telecommunications, Inc. *                                         138
   14,100     Adobe Systems, Inc.                                                    402
   32,881     Altera Corp. *                                                         447
   15,039     Amazon.com, Inc. *                                                     244
   29,340     Amgen, Inc. *                                                        1,229
    4,192     Andrx Group *                                                          113
   10,587     Apollo Group, Inc. "A" *                                               417
   29,910     Apple Computer, Inc. *                                                 530
   51,464     Applied Materials, Inc. *                                              979
   21,072     Applied Micro Circuits Corp. *                                         100
   21,181     Atmel Corp. *                                                          133
   22,576     BEA Systems, Inc. *                                                    215
   23,698     Bed Bath & Beyond, Inc. *                                              894
   11,034     Biogen, Inc. *                                                         457
   21,969     Biomet, Inc.                                                           596
   10,793     Broadcom Corp. "A" *                                                   189
   14,368     Brocade Communications Systems, Inc. *                                 251
    5,388     CDW Computer Centers, Inc. *                                           252
    3,059     Cephalon, Inc. *                                                       138
   18,557     Charter Communications, Inc. "A" *                                      76
   14,443     Check Point Software Technologies Ltd. ADR *                           196
   16,054     Chiron Corp. *                                                         567
   23,687     CIENA Corp. *                                                           99
   12,358     Cintas Corp.                                                           611
  158,326     Cisco Systems, Inc. *(a)                                             2,209
   13,539     Citrix Systems, Inc. *                                                  82
   27,207     Comcast Corp. "A" *                                                    649
   13,976     Compuware Corp. *                                                       85
   11,736     Comverse Technology, Inc. *                                            109
   34,786     Concord EFS, Inc. *                                                  1,048
   17,134     Conexant Systems, Inc. *                                                28
   14,457     Costco Wholesale Corp. *                                               558
    7,791     CYTYC Corp. *                                                           59
   57,808     Dell Computer Corp. *                                                1,511
    6,604     Dollar Tree Stores, Inc. *                                             260
   12,647     eBay, Inc. *                                                           779
   15,114     EchoStar Communications Corp. "A" *                                    280
    8,438     Electronic Arts, Inc. *                                                557
    4,282     Express Scripts, Inc. "A" *                                            215

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS
                  (continued)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2002 (UNAUDITED)

                                                                                  MARKET
   NUMBER                                                                          VALUE
OF SHARES     SECURITY                                                             (000)
----------------------------------------------------------------------------------------

   14,463     Fiserv, Inc. *                                                     $   531
   33,690     Flextronics International Ltd. ADR *                                   240
   26,359     Gemstar-TV Guide International, Inc. *                                 142
   16,148     Genzyme Corp. *                                                        311
   11,556     Gilead Sciences, Inc. *                                                380
    7,717     Human Genome Sciences, Inc. *                                          103
   27,477     i2 Technologies, Inc. *                                                 41
    3,540     ICOS Corp. *                                                            60
   10,057     IDEC Pharmaceuticals Corp. *                                           357
    4,566     ImClone Systems, Inc. *                                                 40
   45,667     Immunex Corp. *                                                      1,020
    6,019     Integrated Device Technology, Inc. *                                   109
  141,641     Intel Corp.                                                          2,588
   16,164     Intuit, Inc. *                                                         804
    3,015     Invitrogen Corp. *                                                      96
   86,692     JDS Uniphase Corp. *                                                   231
   12,888     Juniper Networks, Inc. *                                                73
   13,756     KLA-Tencor Corp. *                                                     605
   25,741     Linear Technology Corp.                                                809
   55,451     LM Ericsson Telephone Co. ADR *                                         80
   27,412     Maxim Integrated Products, Inc. *                                    1,051
   16,109     MedImmune, Inc. *                                                      425
    5,342     Mercury Interactive Corp. *                                            123
   10,070     Microchip Technology, Inc. *                                           276
  112,698     Microsoft Corp. *(a)                                                 6,165
   18,645     Millennium Pharmaceuticals, Inc. *                                     227
    5,925     Molex, Inc.                                                            199
   21,009     Network Appliance, Inc. *                                              261
   59,608     Nextel Communications, Inc. "A" *                                      191
    8,863     Novellus Systems, Inc. *                                               301
    9,962     NVIDIA Corp. *                                                         171
  138,905     Oracle Corp. *                                                       1,315
    7,830     PACCAR, Inc.                                                           348
   12,256     PanAmSat Corp. *                                                       277
   21,571     Paychex, Inc.                                                          675
   26,273     PeopleSoft, Inc. *                                                     391
   11,081     PMC-Sierra, Inc. *                                                     103
    5,125     Protein Design Labs, Inc. *                                             56
    5,752     QLogic Corp. *                                                         219
   56,147     QUALCOMM, Inc. *                                                     1,543
   12,330     Rational Software Corp. *                                              101

8

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS
                  (continued)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2002 (UNAUDITED)

                                                                                  MARKET
   NUMBER                                                                          VALUE
OF SHARES     SECURITY                                                             (000)
----------------------------------------------------------------------------------------

   11,557     RF Micro Devices, Inc. *                                           $    88
   33,876     Sanmina-SCI Corp. *                                                    214
    5,136     Sepracor, Inc. *                                                        49
   33,263     Siebel Systems, Inc. *                                                 473
   14,515     Smurfit-Stone Container Corp. *                                        224
   18,917     Staples, Inc. *                                                        373
   32,260     Starbucks Corp. *                                                      802
   85,760     Sun Microsystems, Inc. *                                               430
    9,030     Symantec Corp. *                                                       297
    4,185     Synopsys, Inc. *                                                       229
   14,181     Tellabs, Inc. *                                                         88
    7,371     TMP Worldwide, Inc. *                                                  158
   24,011     USA Interactive, Inc. *                                                563
   13,377     VeriSign, Inc. *                                                        96
   25,163     VERITAS Software Corp. *                                               498
   13,161     Vitesse Semiconductor Corp. *                                           41
   64,607     WorldCom, Inc.-WorldCom Group *(b)                                      --
   27,011     Xilinx, Inc. *                                                         606
   17,108     Yahoo! Inc. *                                                          252
                                                                                 -------
              Total common stocks (cost: $81,565)                                 46,270
                                                                                 -------

PRINCIPAL                                                                         MARKET
   AMOUNT                                                                          VALUE
    (000)     SECURITY                                                             (000)
----------------------------------------------------------------------------------------

              MONEY MARKET INSTRUMENTS (1.0%)

   $  500     United States Treasury Bills, 1.66%, 9/26/2002 (cost: $498)            498
                                                                                 -------
              REPURCHASE AGREEMENTS (6.7%)

    3,362     State Street Bank & Trust Co., 1.25%, acquired on 6/28/01
               and due 7/01/02 at $3,362 (collateralized by a $2,825
               U.S. Treasury Bond, 9.38%, due 2/15/06; market value
               $3,468) (cost: $3,362)                                              3,362
                                                                                 -------

              TOTAL INVESTMENTS (COST: $85,425)                                  $50,130
                                                                                 =======

P O R T F O L I O
=================---------------------------------------------------------------
                  of INVESTMENTS
                  (continued)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2002 (UNAUDITED)


PORTFOLIO SUMMARY BY CONCENTRATION
--------------------------------------------------------------------------------

         Systems Software                                          17.3%
         Semiconductors                                            13.9
         Biotechnology                                             11.0
         U.S. Government                                            7.7
         Application Software                                       6.2
         Networking Equipment                                       5.0
         Computer Hardware                                          4.9
         Telecommunication Equipment                                4.6
         Data Processing Services                                   4.5
         Semiconductor Equipment                                    3.8
         Specialty Stores                                           2.5
         Broadcasting & Cable TV                                    2.0
         Diversified Commercial Services                            2.0
         Internet Retail                                            2.0
         General Merchandise Stores                                 1.6
         Restaurants                                                1.6
         Health Care Equipment                                      1.3
         Catalog Retail                                             1.1
         Internet Software & Services                               1.1
         Other                                                      5.7
                                                                   ----
         Total                                                     99.8%
                                                                   ====

10

N O T E S
=========-----------------------------------------------------------------------
          to Portfolio of INVESTMENTS

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2002 (UNAUDITED)

GENERAL NOTES
--------------------------------------------------------------------------------

                 Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

                 The percentages shown represent the percentages of the investments to net assets.

                 ADR - American Depositary Receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

SPECIFIC NOTES
--------------------------------------------------------------------------------

                 (a) Portion of security is segregated as collateral for futures contracts.

                 (b) On June 26, 2002, after learning of material company
                     accounting irregularities, trading of this security was halted by the NASDAQ. Accordingly, the Manager has determined the security to be illiquid and, using methods determined by the Manager under the general supervision of the Board of Directors, has valued the security at $0 and recorded the full amount of the unrealized loss. Trading of the security resumed on July 1, 2002, and the security was sold on July 23, 2002,at $0.14 per share.

                 * Non-income-producing security.



                 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

S T A T E M E N T
=================---------------------------------------------------------------
                  of ASSETS and LIABILITIES
                  (in thousands)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2002 (UNAUDITED)


ASSETS

     Investments in securities, at market value (identified cost of $85,425)    $  50,130
     Cash                                                                              12
     Receivables:
       Capital shares sold                                                             47
       USAA Investment Management Company                                              59
       Dividends and interest                                                           1
       Securities sold                                                                 35
                                                                                ---------
         Total assets                                                              50,284
                                                                                ---------
LIABILITIES

     Capital shares redeemed                                                           19
     USAA Transfer Agency Company                                                      20
     Variation margin                                                                  20
     Accounts payable and accrued expenses                                              5
                                                                                ---------
         Total liabilities                                                             64
                                                                                ---------
            Net assets applicable to capital shares outstanding                 $  50,220
                                                                                =========
NET ASSETS CONSIST OF:

     Paid-in capital                                                            $  95,063
     Accumulated undistributed net investment loss                                   (197)
     Accumulated net realized loss on investments and futures transactions         (9,071)
     Net unrealized depreciation on investments and futures contracts             (35,575)
                                                                                ---------
            Net assets applicable to capital shares outstanding                 $  50,220
                                                                                =========
     Capital shares outstanding                                                    14,998
                                                                                =========
     Authorized shares of $.01 par value                                          100,000
                                                                                =========
     Net asset value, redemption price, and offering price per share            $    3.35
                                                                                =========

     SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

12

S T A T E M E N T
=================---------------------------------------------------------------
                  of OPERATIONS
                  (in thousands)

USAA NASDAQ-100 INDEX FUND
SIX-MONTH PERIOD ENDED JUNE 30, 2002 (UNAUDITED)


NET INVESTMENT LOSS

     Income:
       Dividends                                                                 $     17
       Interest                                                                        30
                                                                                 --------
         Total income                                                                  47
                                                                                 --------
     Expenses:
       Advisory fees                                                                   57
       Administrative fees                                                            100
       Transfer agent's fees                                                          113
       Custodian's fees                                                                22
       Postage                                                                         21
       Shareholder reporting fees                                                      17
       Directors' fees                                                                  2
       Registration fees                                                               14
       Professional fees                                                               16
       Other                                                                           12
                                                                                 --------
         Total expenses                                                               374
       Expenses reimbursed                                                           (130)
                                                                                 --------
         Net expenses                                                                 244
                                                                                 --------
            Net investment loss                                                      (197)
                                                                                 --------
NET REALIZED AND UNREALIZED LOSS
ON INVESTMENTS AND FUTURES CONTRACTS

     Net realized loss from investment transactions                                  (755)
     Net realized loss from futures transactions                                   (1,406)
     Change in net unrealized appreciation/depreciation of investments
       and futures contracts                                                      (20,898)
                                                                                 --------
            Net realized and unrealized loss on investments
               and futures contracts                                              (23,059)
                                                                                 --------
Decrease in net assets resulting from operations                                 $(23,256)
                                                                                 ========

     SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

S T A T E M E N T S
===================-------------------------------------------------------------
                    of Changes in NET ASSETS
                    (in thousands)

USAA NASDAQ-100 INDEX FUND
SIX-MONTH PERIOD ENDED JUNE 30, 2002 (UNAUDITED),
AND YEAR ENDED DECEMBER 31, 2001


FROM OPERATIONS                                             6/30/02    12/31/01
                                                          ---------------------
     Net investment loss                                  $   (197)    $   (168)
     Net realized loss on investments
      and futures transactions                              (2,161)      (6,262)
     Change in net unrealized appreciation/depreciation
      of investments and futures contracts                 (20,898)      (8,601)
                                                          ---------------------
      Decrease in net assets resulting
         from operations                                   (23,256)     (15,031)
                                                          ---------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:

     Net investment income                                       -          (23)
                                                          ---------------------
     Net realized gains                                          -           (2)
                                                          ---------------------
FROM CAPITAL SHARE TRANSACTIONS

     Proceeds from shares sold                              27,548       67,198
     Reinvested dividends                                        -           26
     Cost of shares redeemed                               (12,997)     (21,910)
                                                          ---------------------
      Increase in net assets from
         capital share transactions                         14,551       45,314
                                                          ---------------------
Net increase (decrease) in net assets                       (8,705)      30,258

NET ASSETS

     Beginning of period                                    58,925       28,667
                                                          ---------------------
     End of period                                        $ 50,220     $ 58,925
                                                          =====================
Accumulated undistributed net investment loss:
     End of period                                        $   (197)    $      -
                                                          =====================
CHANGE IN SHARES OUTSTANDING

     Shares sold                                             6,365       11,903
     Shares issued for dividends reinvested                      -            5
     Shares redeemed                                        (3,042)      (4,020)
                                                          ---------------------
      Increase in shares outstanding                         3,323        7,888
                                                          =====================

     SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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USAA NASDAQ-100 INDEX FUND
JUNE 30, 2002 (UNAUDITED)

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

          USAA MUTUAL FUND, INC. (the Company), registered under the Investment Company Act of 1940, as amended, is a diversified, open-end management investment company incorporated under the laws of Maryland consisting of 18 separate funds. The information presented in this semiannual report pertains only to the USAA Nasdaq-100 Index Fund (the Fund). The Fund's investment objective is to match, before fees and expenses, the performance of the stocks composing the Nasdaq-100 Index. The Nasdaq-100 Index represents 100 of the largest nonfinancial stocks traded on The Nasdaq Stock Market. USAA Investment Management Company (the Manager) has retained Barclays Global Fund Advisors (Barclays) to serve as subadviser for the Fund. Barclays is responsible for investing the Fund's assets. Under normal market conditions, Barclays attempts to achieve the Fund's objective by investing at least 80% of the Fund's assets, including borrowings for investment purposes, in the stocks of companies composing the Nasdaq-100 Index.

             A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange on each business day the Exchange is open) as set forth below:

                 1. Portfolio securities, except as otherwise noted, traded primarily on a domestic securities exchange, are valued at the last sales price on that exchange.

                 2. Over-the-counter securities are priced at the last sales price or, if not available, at the average of the bid and asked prices.

                 3. Debt and government securities are valued each business day by a pricing service (the Service) approved by the Fund's Board of Directors. The Service uses the mean between quoted bid and asked prices or the last sale price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities' market

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          to FINANCIAL Statements
          (continued)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2002 (UNAUDITED)

                    values. For many securities, such prices are not readily available. The Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and general market conditions.

                 4. Securities purchased with maturities of 60 days or less are stated at amortized cost, which approximates market value.

                 5. Securities that cannot be valued by the methods set forth above, and all other assets, are valued in good faith at fair value using methods determined by the Manager under the general supervision of the Board of Directors.

             B. FUTURES CONTRACTS - The Fund may enter into financial futures contracts as a proxy for a direct investment in securities underlying the Fund's index. Upon entering into a contract, the Fund is required to make an initial margin deposit of either cash or securities in an amount equal to a certain percentage of the contract. Subsequently, payments known as variation margin are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures transactions involves the risk of imperfect correlation between movements in the price of futures contracts and the underlying hedged securities.

             C. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

16

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          to FINANCIAL Statements
          (continued)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2002 (UNAUDITED)

             D. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gain or loss from sales of investment securities is computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded on the accrual basis. Discounts and premiums on short-term securities are amortized over the life of the respective securities.

                 The tax basis of distributions and components of net assets will be determined based upon the Fund's tax year-end of December 31, 2002, in accordance with applicable tax law.

             E. EXPENSES PAID INDIRECTLY - The Fund's custodian bank has agreed to reduce its fees when the Fund maintains a cash balance in the non-interest-bearing custody account. For the six-month period ended June 30, 2002, custodian fee offset arrangements had no effect on fees.

             F. USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINES OF CREDIT
--------------------------------------------------------------------------------

                 The Fund participates with other USAA funds in two joint, short-term, revolving, committed loan agreements totaling $500 million: $400 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager, and $100 million with Bank of America. The purpose of the agreements is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities.

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          to FINANCIAL Statements
          (continued)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2002 (UNAUDITED)

                 Subject to availability under its agreement with CAPCO, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at CAPCO's borrowing rate with no markup. Subject to availability under its agreement with Bank of America, the Fund may borrow from Bank of America, at Bank of America's borrowing rate plus a markup, an amount which, when added to outstanding borrowings under the CAPCO agreement, does not exceed 25% of the Fund's total assets. The Fund had no borrowings under either of these agreements during the six-month period ended June 30, 2002.

(3) DISTRIBUTIONS
--------------------------------------------------------------------------------

                 Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes. At December 31, 2001, the Fund had capital loss carryovers for federal income tax purposes of $6,777,000, which, if not offset by subsequent capital gains, will expire between 2009 and 2010. It is unlikely that the Company's Board of Directors will authorize a distribution of capital gains realized in the future until the capital loss carryovers have been utilized or expire.

(4) INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

                 Cost of purchases and proceeds from sales of securities, excluding short-term securities, for the six-month period ended June 30, 2002, were $11,510,000 and $224,000, respectively.

                 The cost of securities for federal income tax purposes is approximately the same as that reported in the financial statements.

                 Gross unrealized appreciation and depreciation of investments at June 30, 2002, were $1,449,000 and $36,744,000, respectively.

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          to FINANCIAL Statements
          (continued)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2002 (UNAUDITED)

(5) TRANSACTIONS WITH MANAGER
--------------------------------------------------------------------------------

                    A. ADVISORY FEES - The Manager carries out the Fund's
                       investment policies and provides oversight of the management of the Fund's portfolio. The Fund's advisory fees are computed at an annualized rate of 0.20% of its average net assets, accrued daily and paid monthly.

                       The Manager has retained Barclays to serve as subadviser for the Fund, giving it responsibility for the day-to-day management of the Fund's assets pursuant to the Fund's investment objective and restrictions. For its services, Barclays receives a fee from the Manager at an annual rate equal to 0.06% of the Fund's average daily net assets on amounts up to and including $250 million and 0.03% of daily net assets on amounts above $250 million.

                    B. ADMINISTRATIVE FEES - The Manager provides services
                       related to the administration and operation of the Fund. The Fund's administrative fees are computed at an annualized rate of 0.35% of its average net assets, accrued daily and paid monthly.

                    C. EXPENSE LIMITATIONS - The Manager has voluntarily agreed to limit the annual expenses of the Fund to 0.85% of its annual average net assets, excluding credits from fee offset arrangements, through April 30, 2003, and accordingly has waived a portion of the Fund's fees and expenses. In subsequent years, the Manager may recover all or a portion of these waived amounts from the Fund, provided that such recovery is made not later than three years from the Fund's inception date of October 27, 2000, and provided that the additional amount paid by the Fund, together with all other expenses of the Fund, in the aggregate, would not cause the Fund's expense ratio in any of the three years to exceed 0.85% of the Fund's annual average net assets.

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          to FINANCIAL Statements
          (continued)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2002 (UNAUDITED)

                    D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company,
                       d/b/a USAA Shareholder Account Services, an affiliate of the Manager, provides transfer agent services to the Fund based on an annual charge of $26 per shareholder account plus out-of-pocket expenses.

                    E. UNDERWRITING SERVICES - The Manager provides exclusive
                       underwriting and distribution of the Fund's shares on a continuing best-efforts basis. The Manager receives no commissions or fees for this service.

(6) TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

                 Certain directors and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated directors or Fund officers received any compensation from the Fund.

(7) FUTURES CONTRACTS
--------------------------------------------------------------------------------

                 A summary of obligations under these financial instruments at June 30, 2002, is as follows:

                                                                MARKET       UNREALIZED
TYPE OF FUTURE          EXPIRATION      CONTRACTS  POSITION     VALUE       DEPRECIATION
-----------------------------------------------------------------------------------------
Nasdaq-100
   Index Futures      September 2002      15         Long     $1,581,000      $ (80,000)
Nasdaq-100 Mini
   Index Futures      September 2002     111         Long      2,340,000       (200,000)
   -------------                         ---                  ----------      ---------
     Total                               126                  $3,921,000      $(280,000)

                 At June 30, 2002, the Fund segregated securities with a value of $1,393,000 to cover margin requirements on open futures contracts.

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          to FINANCIAL Statements
          (continued)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2002 (UNAUDITED)

(8) CHANGE OF INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

                 On May 29, 2002, based on the recommendation of the Company's Audit Committee, the Company's Board of Directors determined not to retain KPMG LLP (KPMG) as the Fund's independent auditor and voted to appoint Ernst & Young LLP for the fiscal year ended December 31, 2002. KPMG served as the Fund's independent auditor since the Fund's inception on October 27, 2000. From that date through the year ended December 31, 2001, KPMG's audit reports contained no adverse opinion or disclaimer of opinion; nor were KPMG's reports qualified or modified as to uncertainty, audit scope, or accounting principle. During the periods that KPMG served as the Fund's independent auditor and through May 29, 2002, there were no disagreements between the Fund and KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure.

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          to FINANCIAL Statements
          (continued)

USAA NASDAQ-100 INDEX FUND
JUNE 30, 2002 (UNAUDITED)

(9) FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Per share operating performance for a share outstanding throughout each period is as follows:

                                                  SIX-MONTH
                                               PERIOD ENDED        YEAR ENDED      PERIOD ENDED
                                                   JUNE 30,      DECEMBER 31,      DECEMBER 31,
                                              ------------------------------------------------
                                                       2002              2001             2000*
                                              ------------------------------------------------
Net asset value at
   beginning of period                              $  5.05           $  7.57          $ 10.00
                                              ------------------------------------------------
Income (loss) from investment operations:
   Net investment income (loss)                        (.01)(b)          (.02)(b)          .01(b)
   Net realized and unrealized
     loss on investments
     and futures transactions                         (1.69)            (2.50)           (2.44)
                                              ------------------------------------------------
Total from investment operations                      (1.70)            (2.52)           (2.43)
                                              ------------------------------------------------
Net asset value at end of period                    $  3.35           $  5.05          $  7.57
                                              ================================================
Total return (%) *                                   (33.53)           (33.48)          (24.20)
Net assets at end of period (000)                   $50,220           $58,925          $28,667
Ratio of expenses to
   average net assets (%)                               .85(a),(c)        .85(c)           .85(a)
Ratio of expenses to average
   net assets, excluding reimbursements (%)            1.31(a),(c)       1.61(c)          2.56(a)
Ratio of net investment
   income (loss) to average net assets (%)             (.69)(a)          (.37)             .37(a)
Portfolio turnover (%)                                  .42             17.98             3.58

 *  Fund commenced operations on October 27,2000.
(a) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(b) Calculated using average shares.
(c) Reflects total expenses prior to any custodian fee offset arrangement.

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

                  DIRECTORS     Robert G. Davis, CHAIRMAN OF THE BOARD
                                Christopher W. Claus, VICE CHAIRMAN OF THE BOARD
                                Barbara B. Dreeben
                                Robert L. Mason, Ph.D.
                                Michael F. Reimherr
                                Laura T. Starks, Ph.D.
                                Richard A. Zucker

        INVESTMENT ADVISER,     USAA Investment Management Company
               UNDERWRITER,     9800 Fredericksburg Road
            AND DISTRIBUTOR     San Antonio, Texas 78288

             TRANSFER AGENT     USAA Shareholder Account Services
                                9800 Fredericksburg Road
                                San Antonio, Texas 78288

                  CUSTODIAN     State Street Bank and Trust Company
                                P.O. Box 1713
                                Boston, Massachusetts 02105

       INDEPENDENT AUDITORS     Ernst & Young LLP
                                100 West Houston St., Suite 1900
                                San Antonio, TX 78205

                  TELEPHONE     Call toll free - Central Time
           ASSISTANCE HOURS     Monday - Friday, 7 a.m. to 10 p.m.
                                Saturday, 8:30 a.m. to 5 p.m.
                                Sunday, 10:30 a.m. to 7 p.m.

             FOR ADDITIONAL     1-800-531-8181, in San Antonio 456-7200
          INFORMATION ABOUT     For account servicing, exchanges,
               MUTUAL FUNDS     or redemptions
                                1-800-531-8448, in San Antonio 456-7202

            RECORDED MUTUAL     24-hour service (from any phone)
          FUND PRICE QUOTES     1-800-531-8066, in San Antonio 498-8066

                MUTUAL FUND     (from touch-tone phones only)
          USAA TOUCHLINE(R)     For account balance, last transaction, fund
                                prices, or to exchange or redeem fund shares
                                1-800-531-8777, in San Antonio 498-8777

            INTERNET ACCESS     USAA.COM

THROUGH OUR ONGOING EFFORTS TO REDUCE EXPENSES, YOUR REPORT MAILINGS ARE STREAMLINED. WE DEVELOP MAILING LISTS USING CRITERIA SUCH AS ADDRESS, MEMBER NUMBER, AND SURNAME TO SEND ONE REPORT TO EACH HOUSEHOLD INSTEAD OF SENDING A REPORT TO EVERY REGISTERED OWNER. THIS PRACTICE IS DESIGNED TO REDUCE DUPLICATE COPIES AND SAVE PAPER AND POSTAGE COSTS TO THE FUND. IF YOU PREFER NOT TO PARTICIPATE IN STREAMLINING AND WOULD LIKE TO CONTINUE RECEIVING ONE REPORT PER REGISTERED ACCOUNT OWNER, PLEASE CALL US AND WE WILL BEGIN YOUR INDIVIDUAL DELIVERY WITHIN 30 DAYS OF YOUR REQUEST.

                                                                         [LOGO]
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                                                                         Paper

--------------------------------------------------------------------------------
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